Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2022
Research and development expenses
Schedule of research and development expenses

	Six Months Ended
	June 30,
(in thousands of $)	2022	2021
Personnel expense	$79,497	$76,094
External research and development expenses	185,453	174,915
Materials and consumables	1,407	1,014
Depreciation and amortization	1,842	1,784
Other expenses	10,688	20,100
Total research and development expenses	$278,887	$273,907